Mortgage Notes and Revolving Credit Facility - Summary of Future Principal Payment Under Company's Mortgage Notes and Revolving Credit Facility (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021 (remaining)		$ 914
2021 and 2022		51,689	$ 175,901
2022 and 2023		1,651,164	51,183
2023 and 2024		483,255	3,931
2024 and 2025		648,982	215,201
2025			647,091
Thereafter		2,949,819
Thereafter			2,202,377
Total	[1]	$ 5,785,823	$ 3,295,684	$ 1,245,022

[1]	The majority of the Company’s mortgages contain yield or spread maintenance provisions.